Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 10,456,840,201	$ 4,322,795,167	$ 1,913,987,033	$ 11,387,783,976	$ 12,976,786	$ 1,127,250	$ 28,095,510,413
ITALY
Total	4,128,063	74,213,782	80,220,786				158,562,631
ITALY | CALVELLO MUNICIPALITY [Member]
Total		884,083					884,083
ITALY | CORLETO PERTICARA MUNICIPALITY [Member]
Total		1,964,671					1,964,671
ITALY | GORGOGLIONE MUNICIPALITY [Member]
Total		302,257					302,257
ITALY | GRUMENTO NOVA MUNICIPALITY [Member]
Total		505,190					505,190
ITALY | MARSICO NUOVO MUNICIPALITY [Member]
Total		378,893					378,893
ITALY | MARSICOVETERE MUNICIPALITY [Member]
Total		126,298					126,298
ITALY | MONTEMURRO MUNICIPALITY [Member]
Total		126,298					126,298
ITALY | REGIONE BASILICATA [Member]
Total		44,157,199	79,302,465				123,459,664
ITALY | TESORERIA PROVINICIALE DELLO STATO [Member]
Total	4,128,063	22,264,135	718,305				27,110,503
ITALY | VIGGIANO MUNICIPALITY [Member]
Total		3,504,758	200,016				3,704,774
NORWAY
Total				2,083,221,642			2,083,221,642
NORWAY | EQUINOR ASA [Member]
Total				853,946,278			853,946,278
NORWAY | PETORO AS [Member]
Total				1,229,275,364			1,229,275,364
UNITED KINGDOM
Total	(32,113,820)		8,109,474				(24,004,346)
UNITED KINGDOM | HM REVENUE AND CUSTOMS [Member]
Total	(32,113,820)						(32,113,820)
UNITED KINGDOM | NORTH SEA TRANSITION AUTHORITY [Member]
Total			8,109,474				8,109,474
KAZAKHSTAN
Total	242,741,780						242,741,780
KAZAKHSTAN | WEST KAZAKHSTAN TAX COMMITTEE [Member]
Total	242,741,780						242,741,780
MALAYSIA
Total	290,691,464	500,008,822		2,317,002,807			3,107,703,093
MALAYSIA | BRUNEI NATIONAL PETROLEUM COMPANY SENDIRIAN BERHAD [Member]
Total				301,048,915			301,048,915
MALAYSIA | MALAYSIA FEDERAL AND STATE GOVERNMENTS [Member]
Total		469,060,363					469,060,363
MALAYSIA | PETROLEUM SARAWAK EXPLORATION AND PRODUCTION SDN. BHD. [Member]
Total				74,656,856			74,656,856
MALAYSIA | PETROLIAM NASIONAL BERHAD [Member]
Total		30,948,459		990,078,563			1,021,027,022
MALAYSIA | PETRONAS CARIGALI SDN.BHD. [Member]
Total				951,218,473			951,218,473
MALAYSIA | LEMBAGA HASIL DALAM NEGERI [Member]
Total	290,691,464						290,691,464
OMAN
Total	3,954,062,451		900,000	633,711,368			4,588,673,819
OMAN | MINISTRY OF ENERGY AND MINERALS [Member]
Total				633,711,368			633,711,368
OMAN | MINISTRY OF FINANCE [Member]
Total	3,954,062,451		900,000				3,954,962,451
QATAR
Total	1,507,244,066		30,538,723	1,801,453,896			3,339,236,685
QATAR | QATARENERGY [Member]
Total	1,507,244,066		30,538,723	1,801,453,896			3,339,236,685
AUSTRALIA
Total	583,570,540	468,579,450	13,412,457			266,428	1,065,828,875
AUSTRALIA | AUSTRALIAN TAXATION OFFICE [Member]
Total	583,570,540						583,570,540
AUSTRALIA | BANANA SHIRE COUNCIL [Member]
Total			217,920				217,920
AUSTRALIA | WESTERN DOWNS REGIONAL COUNCIL [Member]
Total			10,317,519			266,428	10,583,947
AUSTRALIA | FEDERAL DEPARTMENT OF INDUSTRY, SCIENCE AND RESOURCES [Member]
Total		111,989,284					111,989,284
AUSTRALIA | QUEENSLAND REVENUE OFFICE [Member]
Total		356,590,166					356,590,166
AUSTRALIA | QUEENSLAND DEPARTMENT OF NATURAL RESOURCES AND MINES [Member]
Total			581,472				581,472
AUSTRALIA | QUEENSLAND DEPARTMENT OF ENVIRONMENT AND SCIENCE [Member]
Total			935,554				935,554
AUSTRALIA | RESOURCES SAFETY AND HEALTH QUEENSLAND [Member]
Total			1,359,992				1,359,992
EGYPT
Total	41,164,348				540,000		41,704,348
EGYPT | EGYPTIAN GENERAL PETROLEUM CORPORATION [Member]
Total	41,164,348				540,000		41,704,348
SAO TOME AND PRINCIPE
Total					1,300,000		1,300,000
SAO TOME AND PRINCIPE | AGENCIA NACIONAL DO PETROLEO DE SAO TOME E PRINCIPE [Member]
Total					1,300,000		1,300,000
TANZANIA, UNITED REPUBLIC OF
Total			140,000				140,000
TANZANIA, UNITED REPUBLIC OF | PETROLEUM UPSTREAM REGULATORY AUTHORITY [Member]
Total			140,000				140,000
TUNISIA
Total	24,904,580	4,941,633					29,846,213
TUNISIA | LE RECEVEUR DES FINANCES DU LAC [Member]
Total	24,904,580	2,801,006					27,705,586
TUNISIA | ENTREPRISE TUNISIENNE D'ACTIVITES PETROLIERES [Member]
Total		2,140,627					2,140,627
CANADA
Total	172,567,072	4,697,991	1,423,783				178,688,846
CANADA | GOVERNMENT OF ALBERTA [Member]
Total		656,638	119,099				775,737
CANADA | MINISTRY OF FINANCE (BRITISH COLUMBIA) [Member]
Total		2,915,313	625,526				3,540,839
CANADA | MINISTRY OF JOBS, ECONOMIC DEVELOPMENT AND INNOVATION [Member]
Total			679,158				679,158
CANADA | PROVINCIAL TREASURER OF ALBERTA [Member]
Total	60,864,405						60,864,405
CANADA | RECEIVER GENERAL FOR CANADA [Member]
Total	111,702,667	1,126,040					112,828,707
UNITED STATES
Total		1,187,594,021	80,678,527				1,268,272,548
UNITED STATES | ALASKA DEPARTMENT OF NATURAL RESOURCES [Member]
Total			243,408				243,408
UNITED STATES | OFFICE OF NATURAL RESOURCES REVENUE [Member]
Total		1,187,594,021	80,435,119				1,268,029,140
ARGENTINA
Total	1,984,309	143,969,668	123,276	53,082,051			199,159,304
ARGENTINA | AGENCIA DE RECAUDACION Y CONTROL ADUANERO [Member]
Total	1,984,309						1,984,309
ARGENTINA | GAS Y PETROLEO DEL NEUQUEN S.A. [Member]
Total				53,082,051			53,082,051
ARGENTINA | PROVINCIA DE SALTA [Member]
Total		2,475,819					2,475,819
ARGENTINA | PROVINCIA DEL NEUQUEN [Member]
Total		141,493,849	123,276				141,617,125
BRAZIL
Total		1,147,687,680	1,556,282,443	327,688,819	9,540,351		3,041,199,293
BRAZIL | AGENCIA NACIONAL DO PETROLEO GAS NATURAL E BIOCOMBUSTIVEIS [Member]
Total					9,540,351		9,540,351
BRAZIL | MINISTERIO DA FAZENDA [Member]
Total		1,147,687,680	1,556,282,443				2,703,970,123
BRAZIL | PRE-SAL PETROLEO S.A. [Member]
Total				327,688,819			327,688,819
COLOMBIA
Total			489,880				489,880
COLOMBIA | AGENCIA NACIONAL DE HIDROCARBUROS [Member]
Total			489,880				489,880
TRINIDAD AND TOBAGO
Total	561,771	2,210,566	13,719,070	362,690,585	300,000		379,481,992
TRINIDAD AND TOBAGO | MINISTRY OF FINANCE [Member]
Total	561,771						561,771
TRINIDAD AND TOBAGO | MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]
Total		2,210,566	13,719,070	362,690,585	300,000		378,920,221
NIGERIA
Total	648,734,398	780,231,463	102,925,166	3,804,949,166			5,336,840,193
NIGERIA | FEDERAL INLAND REVENUE SERVICE [Member]
Total	439,778,005						439,778,005
NIGERIA | NATIONAL AGENCY FOR SCIENCE AND ENGINEERING INFRASTRUCTURE [Member]
Total			2,019,600				2,019,600
NIGERIA | NIGER DELTA DEVELOPMENT COMMISSION [Member]
Total			29,996,197				29,996,197
NIGERIA | NIGERIAN NATIONAL PETROLEUM CORPORATION [Member]
Total				3,804,949,166			3,804,949,166
NIGERIA | NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION [Member]
Total		452,170,096					452,170,096
DEUTSCHE SHELL HOLDING GmbH [Member]
Total	243,935,441						243,935,441
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY
Total	243,935,441						243,935,441
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | FEDERAL CENTRAL TAX OFFICE [Member]
Total	294,891,077						294,891,077
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | MUNICIPALITY OF COLOGNE [Member]
Total	(2,763,591)						(2,763,591)
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | MUNICIPALITY OF DINSLAKEN [Member]
Total	(386,534)						(386,534)
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | MUNICIPALITY OF GELSENKIRCHEN [Member]
Total	(483,145)						(483,145)
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | MUNICIPALITY OF OSTSTEINBEK [Member]
Total	584,685						584,685
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | MUNICIPALITY OF WESSELING [Member]
Total	(3,943,262)						(3,943,262)
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | TAX AUTHORITY HAMBURG [Member]
Total	(43,963,789)						(43,963,789)
A/S NORSKE SHELL [Member]
Total	1,300,962,023		122,391				1,301,084,414
A/S NORSKE SHELL [Member] | NORWAY
Total	1,300,962,023		122,391				1,301,084,414
A/S NORSKE SHELL [Member] | NORWAY | SKATTEETATEN [Member]
Total	1,300,962,023						1,300,962,023
A/S NORSKE SHELL [Member] | NORWAY | SOKKELDIREKTORATET [Member]
Total			122,391				122,391
SHELL U.K. LIMITED [Member]
Total	15,464,073		3,374,055				18,838,128
SHELL U.K. LIMITED [Member] | UNITED KINGDOM
Total	15,464,073		3,374,055				18,838,128
SHELL U.K. LIMITED [Member] | UNITED KINGDOM | HM REVENUE AND CUSTOMS [Member]
Total	15,464,073						15,464,073
SHELL U.K. LIMITED [Member] | UNITED KINGDOM | NORTH SEA TRANSITION AUTHORITY [Member]
Total			3,245,736				3,245,736
SHELL U.K. LIMITED [Member] | UNITED KINGDOM | THE CROWN ESTATE SCOTLAND [Member]
Total			128,319				128,319
SHELL EXPLORATION AND PRODUCTION BRUNEI B.V. [Member]
Total	5,228,487	8,660,091		3,983,642			17,872,220
SHELL EXPLORATION AND PRODUCTION BRUNEI B.V. [Member] | BRUNEI DARUSSALAM
Total	5,228,487	8,660,091		3,983,642			17,872,220
SHELL EXPLORATION AND PRODUCTION BRUNEI B.V. [Member] | BRUNEI DARUSSALAM | PETROLEUM AUTHORITY OF BRUNEI DARUSSALEM [Member]
Total		8,660,091		$ 3,983,642			12,643,733
SHELL EXPLORATION AND PRODUCTION BRUNEI B.V. [Member] | BRUNEI DARUSSALAM | MINISTRY OF FINANCE AND ECONOMY [Member]
Total	5,228,487						5,228,487
SHELL DEEPWATER BORNEO B.V. [Member]
Total	39,001,133						39,001,133
SHELL DEEPWATER BORNEO B.V. [Member] | BRUNEI DARUSSALAM
Total	39,001,133						39,001,133
SHELL DEEPWATER BORNEO B.V. [Member] | BRUNEI DARUSSALAM | MINISTRY OF FINANCE AND ECONOMY [Member]
Total	39,001,133						39,001,133
SHELL CHINA EXPLORATION AND PRODUCTION COMPANY LIMITED [Member]
Total	10,343,616						10,343,616
SHELL CHINA EXPLORATION AND PRODUCTION COMPANY LIMITED [Member] | CHINA
Total	10,343,616						10,343,616
SHELL CHINA EXPLORATION AND PRODUCTION COMPANY LIMITED [Member] | CHINA | TIANJIN MUNICIPAL TAXATION BUREAU [Member]
Total	5,911,867						5,911,867
SHELL CHINA EXPLORATION AND PRODUCTION COMPANY LIMITED [Member] | CHINA | YULIN MUNICIPAL TAXATION BUREAU [Member]
Total	4,431,749						4,431,749
BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member]
Total	(17,715,638)						(17,715,638)
BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member] | INDIA
Total	(17,715,638)						(17,715,638)
BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member] | INDIA | INCOME TAX DEPARTMENT [Member]
Total	(17,715,638)						(17,715,638)
SABAH SHELL PETROLEUM COMPANY LIMITED [Member]
Total	4,502,043						4,502,043
SABAH SHELL PETROLEUM COMPANY LIMITED [Member] | MALAYSIA
Total	4,502,043						4,502,043
SABAH SHELL PETROLEUM COMPANY LIMITED [Member] | MALAYSIA | LEMBAGA HASIL DALAM NEGERI [Member]
Total	4,502,043						4,502,043
SARAWAK SHELL BERHAD [Member]
Total	3,394,907						3,394,907
SARAWAK SHELL BERHAD [Member] | MALAYSIA
Total	3,394,907						3,394,907
SARAWAK SHELL BERHAD [Member] | MALAYSIA | LEMBAGA HASIL DALAM NEGERI [Member]
Total	3,394,907						3,394,907
SHELL ENERGY ASIA LIMITED [Member]
Total	2,616,753						2,616,753
SHELL ENERGY ASIA LIMITED [Member] | MALAYSIA
Total	2,616,753						2,616,753
SHELL ENERGY ASIA LIMITED [Member] | MALAYSIA | LEMBAGA HASIL DALAM NEGERI [Member]
Total	2,616,753						2,616,753
SHELL OIL AND GAS (MALAYSIA) LLC [Member]
Total	595,653						595,653
SHELL OIL AND GAS (MALAYSIA) LLC [Member] | MALAYSIA
Total	595,653						595,653
SHELL OIL AND GAS (MALAYSIA) LLC [Member] | MALAYSIA | LEMBAGA HASIL DALAM NEGERI [Member]
Total	595,653						595,653
SHELL SABAH SELATAN SENDRIAN BERHAD [Member]
Total	4,124,081						4,124,081
SHELL SABAH SELATAN SENDRIAN BERHAD [Member] | MALAYSIA
Total	4,124,081						4,124,081
SHELL SABAH SELATAN SENDRIAN BERHAD [Member] | MALAYSIA | LEMBAGA HASIL DALAM NEGERI [Member]
Total	4,124,081						4,124,081
SHELL AUSTRALIA PTY LTD [Member]
Total	694,167,153						694,167,153
SHELL AUSTRALIA PTY LTD [Member] | AUSTRALIA
Total	694,167,153						694,167,153
SHELL AUSTRALIA PTY LTD [Member] | AUSTRALIA | AUSTRALIAN TAXATION OFFICE [Member]
Total	694,167,153						694,167,153
SHELL EGYPT N.V. [Member]
Total					1,296,435		1,296,435
SHELL EGYPT N.V. [Member] | EGYPT
Total					1,296,435		1,296,435
SHELL EGYPT N.V. [Member] | EGYPT | EGYPTIAN GENERAL PETROLEUM CORPORATION [Member]
Total					$ 1,296,435		1,296,435
MEXICO EXPLORATION DEEPWATER [Member]
Total			21,527,002				21,527,002
MEXICO EXPLORATION DEEPWATER [Member] | MEXICO
Total			21,527,002				21,527,002
MEXICO EXPLORATION DEEPWATER [Member] | MEXICO | FONDO MEXICANO DEL PETROLEO PARA LA ESTABILIZACION Y EL DESARROLLO [Member]
Total			17,154,483				17,154,483
MEXICO EXPLORATION DEEPWATER [Member] | MEXICO | SERVICIO DE ADMINISTRACION TRIBUTARIA [Member]
Total			4,372,519				4,372,519
SHELL PETROLEUM INC. [Member]
Total	53,638,500						53,638,500
SHELL PETROLEUM INC. [Member] | UNITED STATES
Total	53,638,500						53,638,500
SHELL PETROLEUM INC. [Member] | UNITED STATES | INTERNAL REVENUE SERVICE [Member]
Total	53,638,500						53,638,500
SHELL OFFSHORE INC. [Member]
Total						860,822	860,822
SHELL OFFSHORE INC. [Member] | UNITED STATES
Total						860,822	860,822
SHELL OFFSHORE INC. [Member] | UNITED STATES | LOUISIANA DEPARTMENT OF TRANSPORTATION AND DEVELOPMENT [Member]
Total						$ 860,822	860,822
SHELL EXPLORATION AND PRODUCTION COMPANY [Member]
Total	(400,000)						(400,000)
SHELL EXPLORATION AND PRODUCTION COMPANY [Member] | UNITED STATES
Total	(400,000)						(400,000)
SHELL EXPLORATION AND PRODUCTION COMPANY [Member] | UNITED STATES | COMMONWEALTH OF PENNSYLVANIA [Member]
Total	(400,000)						(400,000)
SHELL BRASIL PETROLEO LTDA. [Member]
Total	656,740,954						656,740,954
SHELL BRASIL PETROLEO LTDA. [Member] | BRAZIL
Total	656,740,954						656,740,954
SHELL BRASIL PETROLEO LTDA. [Member] | BRAZIL | RECEITA FEDERAL DO BRASIL [Member]
Total	656,740,954						656,740,954
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member]
Total	208,956,393	328,061,367	70,468,901				607,486,661
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | NIGERIA
Total	208,956,393	328,061,367	70,468,901				607,486,661
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | NIGERIA | FEDERAL INLAND REVENUE SERVICE [Member]
Total	$ 208,956,393						208,956,393
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | NIGERIA | NATIONAL AGENCY FOR SCIENCE AND ENGINEERING INFRASTRUCTURE [Member]
Total			1,471,849				1,471,849
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | NIGERIA | NIGER DELTA DEVELOPMENT COMMISSION [Member]
Total			67,264,702				67,264,702
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | NIGERIA | NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION [Member]
Total		$ 328,061,367	1,732,350				329,793,717
SHELL NIGERIA EXPLORATION AND PRODUCTION COMPANY LTD [Member]
Total			440,468				440,468
SHELL NIGERIA EXPLORATION AND PRODUCTION COMPANY LTD [Member] | NIGERIA
Total			440,468				440,468
SHELL NIGERIA EXPLORATION AND PRODUCTION COMPANY LTD [Member] | NIGERIA | NATIONAL AGENCY FOR SCIENCE AND ENGINEERING INFRASTRUCTURE [Member]
Total			$ 440,468				$ 440,468